Retirement benefits - Summary of Movement in Plan Assets (Detail) - Retirement benefit assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	$ 148	$ 121
Company contributions	6	37
Benefits paid	(15)	(14)
Interest income	5	5
Re-measurement gains	9
Administration costs	(1)	(1)
Ending balance	152	148
Pension plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Company contributions	1
Benefits paid	(1)
Pension plans [member] | US and other [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	148	121
Company contributions	4	36
Benefits paid	(13)	(13)
Interest income	5	5
Re-measurement gains	9
Administration costs	(1)	(1)
Ending balance	152	148
US post-employment benefits [member]
Disclosure of net defined benefit liability/asset [line items]
Company contributions	1	1
Benefits paid	$ (1)	$ (1)